Taxes on Income	3 Months Ended
Mar. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 11: - TAXES ON INCOME

The Company’s quarterly tax provision and estimates of its annual effective tax rate are subject to variation due to several factors, including variability in pre-tax income (or loss), the mix of jurisdictions to which such income relates, tax law developments, non-deductible expenses, excess tax benefits from share-based compensation awards, and changes in its valuation allowance. Income tax expenses were $ 296 and $307 for the three months ended March 31, 2025 and 2024, respectively.